Annual Fund Operating Expenses - Class B - DWS Capital Growth VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.37%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.75%